Submission	Jun. 03, 2026
Submission [Line Items]
Central Index Key	0001018963
Registrant Name	ATI INC
Registration File Number	333-277308
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES